UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22877

Nuveen All Cap Energy MLP Opportunities Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       November 30

Date of reporting period:  February 28, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JMLP

Nuveen All Cap Energy MLP Opportunities Fund
Portfolio of Investments	February 28, 2018 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 137.8% (99.6% of Total Investments)

	COMMON STOCKS – 0.1% (0.1% of Total Investments)

	Oil, Gas & Consumable Fuels – 0.1% (0.1% of Total Investments)

1,865	ONEOK, Inc.	$105,055
	Total Common Stocks (cost $107,722)	105,055

Shares/Units	Description (1)	Value

	MASTER LIMITED PARTNERSHIPS & MLP AFFILIATES – 137.7% (99.5% of Total Investments)

	Energy Equipment & Services – 5.4% (3.9% of Total Investments)

431,902	Archrock Partners LP	$5,709,744

	Gas Utilities – 3.3% (2.4% of Total Investments)

84,049	AmeriGas Partners, LP	3,525,015

	Oil, Gas & Consumable Fuels – 129.0% (93.2% of Total Investments)
778,615	American Midstream Partners LP	8,954,073
301,794	Crestwood Equity Partners LP	8,072,990
343,048	DCP Midstream LP	12,294,840
153,650	Delek Logistics Partners LP	4,839,975
951,490	Enable Midstream Partners LP	13,187,651
327,568	Enbridge Energy Management LLC, (2)	3,858,751
368,305	Enbridge Energy Partners LP	4,607,496
775,365	EnLink Midstream Partners LP	11,320,329
279,685	GasLog Partners LP, (3)	6,572,598
176,840	Genesis Energy, LP	3,529,726
187,215	Global Partners LP	3,060,965
315,640	Golar LNG Partners LP, (3)	5,836,184
265,885	Hoegh LNG Partners LP	4,626,399
154,535	Holly Energy Partners LP	4,543,329
410,190	KNOT Offshore Partners LP, (3)	8,162,781
102,170	Martin Midstream Partners LP	1,409,946
217,787	Navios Maritime Midstream Partners LP, (3)	2,021,063
565,613	NGL Energy Partners LP	6,928,759
200,000	Oasis Midstream Partners LP	3,296,000
110,525	PBF Logistics LP	2,160,764
380,895	Summit Midstream Partners LP	6,418,081
28,915	Sunoco LP	836,222
108,885	Tallgrass Energy Partners LP	4,175,740
52,473	TC PipeLine LP	2,577,998
314,902	USD Partners LP	3,558,393
	Total Oil, Gas & Consumable Fuels	136,851,053
	Total Master Limited Partnership & MLP Affiliates (cos $151,387,424)	146,085,812
	Total Long-Term Investments (cost $151,495,146)	146,190,867

NUVEEN	1

JMLP	Nuveen All Cap Energy MLP Opportunities Fund
	Portfolio of Investments (continued)	February 28, 2018 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.6% (0.4% of Total Investments)

	REPURCHASE AGREEMENTS – 0.6% (0.4% of Total Investments)

$629	Repurchase Agreement with Fixed Income Clearing Corporation, dated 2/28/18, repurchase price $629,317, collateralized by $665,000 U.S. Treasury Notes, 2.250%, due 11/15/24, value $645,606	0.540%	3/01/18	$629,308
	Total Short-Term Investments (cost $629,308)			629,308
	Total Investments (cost $152,124,454) – 138.4%			146,820,175
	Borrowings – (39.1)% (4), (5)			(41,500,000)
	Deferred Tax Liability, net – (0.0)%			(8,989)
	Other Assets Less Liabilities – 0.7% (6)			737,005
	Net Assets – 100%			$106,048,191

Investments in Derivatives

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (7)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$21,000,000	Receive	1-Month LIBOR	2.042%	Monthly	6/01/18	7/01/25	7/1/27	$821,946	$821,946

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$105,055	$—	$—	$105,055
Master Limited Partnerships & MLP Affiliates	146,085,812	—	—	146,085,812

Short-Term Investments:
Repurchase Agreements	—	629,308	—	629,308

Investments in Derivatives:
Interest Rate Swaps*	—	821,946	—	821,946
Total	$146,190,867	$1,451,254	$—	$147,642,121
*	Represents net unrealized appreciation (depreciation).

2	NUVEEN

Income Tax Information

The following information is determined in accordance with a federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of February 28, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$159,604,199
Gross unrealized:
Appreciation	$12,314,845
Depreciation	(25,098,869)
Net unrealized appreciation (depreciation) of investments	$(12,784,024)

Tax cost of swaps	$—
Net unrealized appreciation (depreciation) of swaps	$821,946

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	Payment-in-kind (‘PIK”) security. Depending on the terms of the security, distributions may be received in the form of cash, securities, or a combination of both.

(3)	Distribution designated as ordinary income which is recognized as “Dividends” on the Statement of Operations.

(4)	Borrowings as a percentage of Total Investments is 28.3%.

(5)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $93,509,271 have been pledged as collateral for borrowings.

(6)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(7)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

LIBOR	London Inter-Bank Offered Rate

NUVEEN	3

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen All Cap Energy MLP Opportunities Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: April 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: April 27, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: April 27, 2018